Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Cash received from operations	€ 48,856	€ 47,314	€ 46,925
Cash paid from operations	(36,134)	(34,646)	(34,778)
Net payments of interest and other financial expenses net of dividends received	(1,060)	(565)	(292)
Taxes (paid)/proceeds	(668)	(454)	(92)
Net cash flow provided by operating activities	10,994	11,649	11,763
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets	(5,521)	(5,851)	(5,508)
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed	220	1,004	(115)
Payments on investments in companies, net of cash and cash equivalents acquired	(189)	(252)	(1,628)
Proceeds on financial investments not included under cash equivalents	1,413	1,432	2,967
Payments on financial investments not included under cash equivalents	(1,196)	(1,475)	(2,575)
Net proceeds/(payments) for temporary financial investments	50	856	1,532
Net cash flow used in investing activities	(5,223)	(4,286)	(5,327)
Dividends paid	(1,887)	(2,139)	(1,397)
(Payments)/proceeds from share capital (decrease)/increase with minority interest	(57)	113	1,022
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(1,301)	(1,771)	(555)
Operations with other equity holders	(346)	(329)	(268)
Proceeds on issue of debentures and bonds and other debts	1,787	967	1,746
Proceeds on loans, borrowings and promissory notes	1,760	1,707	839
Repayments of debentures and bonds and other debts	(1,140)	(1,910)	(3,541)
Repayments of loans, borrowings and promissory notes	(1,123)	(1,465)	(3,077)
Lease principal payments	(2,143)	(2,114)	(1,996)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(222)	(245)	(698)
Net cash used in financing activities	(4,672)	(7,186)	(7,925)
Effect of changes in exchange rates	(191)	(258)	156
Cash reclassified to assets held for sale	3	(14)	0
Effect of changes in consolidation methods and others	0	1	(2)
Net increase (decrease) in cash and cash equivalents during the year	911	(94)	(1,335)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	7,151	7,245	8,580
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	8,062	7,151	7,245
RECONCILIATION OF CASH AND CASH EQUIVALENTS WITH THE STATEMENTS OF FINANCIAL POSITION
CASH AND CASH EQUIVALENTS TOTAL	8,062	7,151	7,245
Cash on hand and at banks	6,905	6,265	6,653
Other cash equivalents	€ 1,157	€ 886	€ 592